1. ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	3 Months Ended
	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Accounting Policies [Abstract]
Entity Incorporation, State or Country Code	NV
Entity Incorporation, Date of Incorporation	Apr. 24, 2008
Accumulated deficit	$ (16,785,532)	$ (15,724,678)	$ (14,618,012)